Consolidated Schedule of Investments (unaudited) April 30, 2020	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 48.2%

Beverages — 0.3%
Constellation Brands, Inc., Class A	2,758	$454,215

Biotechnology — 0.0%
StillCanna, Inc. (a)	440,928	30,093

Chemicals — 5.1%
American Vanguard Corp. (b)	27,537	346,140
CF Industries Holdings, Inc.	37,851	1,040,902
FMC Corp.	16,243	1,492,732
Koninklijke DSM NV	7,617	933,558
Robertet SA (b)	874	762,270
Symrise AG	10,855	1,099,721
Umicore SA	7,934	343,865
UPL Ltd.	225,655	1,248,704

		7,267,892

Containers & Packaging — 0.9%
Graphic Packaging Holding Co.	91,941	1,227,412

Energy Equipment & Services — 0.4%
Baker Hughes Co.	13,896	193,849
Schlumberger Ltd.	20,300	341,446

		535,295

Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	4,334	1,313,202
Grocery Outlet Holding Corp. (a)	38,220	1,271,579
Kroger Co.	29,790	941,662
Total Produce PLC	571,439	684,689

		4,211,132

Food Products — 7.7%
BRF SA — ADR (a)	69,025	247,109
Calavo Growers, Inc.	12,350	716,300
Cranswick PLC	23,291	1,089,401
Freshpet, Inc. (a)	8,304	626,205
Gruma SAB de CV, Class B	100,731	953,687
Hormel Foods Corp.	19,457	911,560
JBS SA	177,188	773,868
Kerry Group PLC, Class A	10,106	1,159,522
Leroy Seafood Group ASA	93,333	495,664
Nestlé SA, Registered Shares	13,688	1,449,696
Norway Royal Salmon ASA	30,707	622,717
Pilgrim’s Pride Corp. (a)	21,883	481,426
PureCircle Ltd. (a)	297,513	296,025
Salmar ASA	15,382	599,483
Tyson Foods, Inc., Class A	11,291	702,187

		11,124,850

Internet & Direct Marketing Retail — 1.0%
Delivery Hero SE (a)(c)	5,880	498,716
HelloFresh SE (a)	17,582	626,682
Ocado Group PLC (a)	15,688	316,860

		1,442,258

Machinery — 0.9%
Deere & Co.	4,249	616,360
Marel HF	159,992	685,822

		1,302,182

Metals & Mining — 18.2%
Agnico Eagle Mines Ltd.	12,184	711,897
Alacer Gold Corp. (a)	14,141	72,536
Alamos Gold, Inc., Class A	33,153	266,996
Anglo American PLC	52,569	934,938
AngloGold Ashanti Ltd. — ADR (b)	20,691	504,654
B2Gold Corp.	92,864	469,674
Barrick Gold Corp. (b)	118,617	3,050,829
Bellevue Gold Ltd. (a)	51,588	19,171
BHP Group PLC	142,716	2,395,472
Boliden AB	8,085	162,973

Security	Shares	Value

Metals & Mining (continued)
Centamin PLC	151,244	$292,833
Centerra Gold, Inc.	25,904	207,128
Endeavour Mining Corp. (a)	10,135	182,466
ERO Copper Corp. (a)	16,604	189,903
Evolution Mining Ltd.	164,407	535,397
First Quantum Minerals Ltd.	38,841	237,184
Fortescue Metals Group Ltd.	72,245	552,113
Franco-Nevada Corp.	6,067	802,686
Freeport-McMoRan, Inc.	82,158	725,455
Fresnillo PLC	11,755	104,422
Gold Fields Ltd. — ADR	67,119	492,653
Gold Road Resources Ltd. (a)	35,299	36,045
Iluka Resources Ltd.	32,273	160,075
Impala Platinum Holdings Ltd.	69,694	415,673
Ivanhoe Mines Ltd., Class A (a)	45,147	94,708
Kirkland Lake Gold Ltd.	2,644	109,297
Lundin Mining Corp.	93,452	457,878
MAG Silver Corp. (a)	1,923	21,869
Metro Mining Ltd. (a)	279,387	17,661
MMC Norilsk Nickel PJSC — ADR	27,248	755,801
Neo Lithium Corp. (a)	143,078	57,562
Nevada Copper Corp. (a)	397,646	44,280
Newcrest Mining Ltd.	26,573	476,890
Newmont Corp.	50,906	3,027,889
Nickel Mines Ltd. (a)	713,918	254,266
Northam Platinum Ltd. (a)	39,856	197,544
Northern Star Resources Ltd.	108,255	874,165
OceanaGold Corp. (a)	76,366	116,309
OZ Minerals Ltd.	62,917	362,667
Polymetal International PLC	30,757	629,866
Polyus PJSC — GDR, Registered Shares	6,167	501,068
Pretium Resources, Inc. (a)	19,107	145,916
Rio Tinto PLC	32,429	1,505,303
Saracen Mineral Holdings Ltd. (a)	132,370	363,036
Sibanye Stillwater Ltd. (a)	32,678	66,571
Sierra Metals, Inc. (a)(b)	15,525	13,161
Sigma Lithium Resources Corp. (a)	125,653	170,613
Sociedad Minera Cerro Verde SAA	14,192	206,494
SolGold PLC (a)(b)	349,266	119,872
Stelco Holdings, Inc.	8,085	38,219
Teck Resources Ltd., Class B	31,129	274,401
Titan Mining Corp. (a)	159,796	17,794
Torex Gold Resources, Inc. (a)	10,357	147,399
Vale SA — ADR	98,164	809,853
Wheaton Precious Metals Corp.	19,446	738,891

		26,140,416

Oil, Gas & Consumable Fuels — 8.9%
BP PLC	256,410	1,010,357
Cairn Energy PLC (a)	82,524	116,271
Canadian Natural Resources Ltd.	12,061	201,977
Chevron Corp.	18,643	1,715,156
CNOOC Ltd.	194,000	214,491
Concho Resources, Inc.	4,253	241,230
ConocoPhillips	17,850	751,485
Enbridge, Inc.	8,600	263,508
EOG Resources, Inc.	11,142	529,356
Equinor ASA	24,790	343,263
Exxon Mobil Corp.	6,845	318,087
Galp Energia SGPS SA	18,032	208,110
Gazprom, Inc. — ADR	8,060	40,816
Hess Corp.	7,654	372,291
Kinder Morgan, Inc.	37,238	567,135
Kosmos Energy Ltd.	85,244	140,653
LUKOIL PJSC — ADR	650	42,405
Lundin Energy AB	12,250	315,181
Marathon Petroleum Corp.	8,257	264,885
Noble Energy, Inc.	2,786	27,331
Oil Search Ltd.	65,618	128,776
Petroleo Brasileiro SA — ADR	31,250	215,937

1

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	3,697	$330,179
Royal Dutch Shell PLC, A Shares	88,912	1,463,863
Santos Ltd.	34,200	108,749
Suncor Energy, Inc.	19,584	349,204
TC Energy Corp.	11,189	514,938
TOTAL SA	33,182	1,177,714
Valero Energy Corp.	4,198	265,943
Williams Cos., Inc.	30,719	595,027

		12,834,318

Personal Products — 1.0%
BellRing Brands, Inc., Class A (a)	18,269	320,256
Jamieson Wellness, Inc.	48,518	1,096,923

		1,417,179

Specialty Retail — 0.9%
Tractor Supply Co.	12,518	1,269,701

Total Common Stocks — 48.2% (Cost: $62,481,728)		69,256,943

Short-Term Securities — 49.1%

Money Market Funds — 5.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.12% (d)(h)	2,571,252	2,571,252
SL Liquidity Series, LLC, Money Market Series,
0.79% (d)(e)(h)	5,092,771	5,096,845

Total Money Market Funds — 5.3% (Cost: $7,663,960)		7,668,097

Security	Par (000)	Value

U.S. Treasury Obligations — 43.8%
U.S. Treasury Bills (f):
1.53%, 05/07/20	$10,000	$9,999,908
1.52%, 06/04/20	10,000	9,999,127
1.51%, 07/16/20	10,000	9,997,968
1.54%, 08/06/20	11,000	10,996,814
0.24%, 09/10/20	11,000	10,995,664
0.21%, 10/08/20	11,000	10,994,867

Total U.S. Treasury Obligations — 43.8% (Cost: $62,886,210)		62,984,348

Total Short-Term Securities — 49.1% (Cost: $70,550,170)		70,652,445

Total Investments — 97.3% (Cost: $133,031,898)		139,909,388

Other Assets Less Liabilities — 2.7%		3,849,495

Net Assets — 100.0%		$143,758,883

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	Rates are discount rates or a range of discount rates as of period end.
(h)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,534,349	1,036,903	(b)	—	2,571,252	$2,571,252	$25,443		$8	$—
SL Liquidity Series, LLC, Money Market Series	1,619,352	3,473,419	(b)	—	5,092,771	5,096,845	33,278	(c)	(677)	4,049

						$7,668,097	$58,721		$(669)	$4,049

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Commodity Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

						Notional			Upfront Premium	Unrealized
Paid by the Fund		Received by the Fund			Termination	Amount			Paid	Appreciation
Reference	Frequency	Reference	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)

3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMRAGT	At Termination	JPMorgan Chase Bank N.A.	09/24/20	USD	1,383	$(120,545)	$—	$(120,545)
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	09/24/20	USD	1,521	(554,392)	—	(554,392)
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMRINT	At Termination	JPMorgan Chase Bank N.A.	09/24/20	USD	873	(157,445)	—	(157,445)
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMRLIT	At Termination	JPMorgan Chase Bank N.A.	09/24/20	USD	281	(73,406)	—	(73,406)
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMRPRT	At Termination	JPMorgan Chase Bank N.A.	09/24/20	USD	916	22,516	—	22,516
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	01/22/21	USD	24,009	(4,170,851)	—	(4,170,851)
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMRST	At Termination	JPMorgan Chase Bank N.A.	01/29/21	USD	1,257	(180,447)	—	(180,447)
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMINTR	At Termination	Goldman Sachs International	02/08/21	USD	970	(113,138)	—	(113,138)
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMAGTR	At Termination	Merrill Lynch International	02/08/21	USD	1,202	(126,774)	—	(126,774)
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMLITR	At Termination	Merrill Lynch International	02/08/21	USD	140	(35,489)	—	(35,489)
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMPRTR	At Termination	Merrill Lynch International	02/08/21	USD	650	15,871	—	15,871
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMRAGT	At Termination	JPMorgan Chase Bank N.A.	03/12/21	USD	15,736	(611,395)	—	(611,395)
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	03/12/21	USD	1,675	(132,934)	—	(132,934)
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMRINT	At Termination	JPMorgan Chase Bank N.A.	03/12/21	USD	4,409	(213,358)	—	(213,358)
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMRLIT	At Termination	JPMorgan Chase Bank N.A.	03/12/21	USD	2,265	(41,075)	—	(41,075)
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMRPRT	At Termination	JPMorgan Chase Bank N.A.	03/12/21	USD	13,919	572,557	—	572,557
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMRAGT	At Termination	JPMorgan Chase Bank N.A.	04/30/21	USD	2,326	—	—	—
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMRENT	At Termination	JPMorgan Chase Bank N.A.	04/30/21	USD	1,512	—	—	—
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMRINT	At Termination	JPMorgan Chase Bank N.A.	04/30/21	USD	1,086	—	—	—
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMRLIT	At Termination	JPMorgan Chase Bank N.A.	04/30/21	USD	235	—	—	—
3-month U.S. Treasury Bill, 0.09%(a)	At Termination	BCOMRPRT	At Termination	JPMorgan Chase Bank N.A.	04/30/21	USD	1,288	—	—	—

								$(5,920,305)	$—	$(5,920,305)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

3

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Commodity Strategies Fund

Currency

USD	U.S. Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

BCOMAGTR	Bloomberg Agriculture SubindexSM

BCOMINTR	Bloomberg Industrial Metals SubindexSM

BCOMLITR	Bloomberg Livestock SubindexSM

BCOMPRTR	Bloomberg Precious Metals SubindexSM

BCOMRAGT	Bloomberg Roll Select Agriculture Subindex Total ReturnSM

BCOMRENT	Bloomberg Roll Select Energy Subindex Total ReturnSM

BCOMRINT	Bloomberg Roll Select Industrial Metals Subindex Total ReturnSM

BCOMRLIT	Bloomberg Roll Select Livestock Subindex Total ReturnSM

BCOMRPRT	Bloomberg Roll Select Precious Metals Subindex Total ReturnSM

BCOMRST	Bloomberg Roll Select Commodity Total Return IndexSM

GDR	Global Depositary Receipts

OTC	Over-the-counter

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Commodity Strategies Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Beverages	$454,215	$—	$—	$454,215
Biotechnology	30,093	—	—	30,093
Chemicals	2,879,774	4,388,118	—	7,267,892
Containers & Packaging	1,227,412	—	—	1,227,412
Energy Equipment & Services	535,295	—	—	535,295
Food & Staples Retailing	3,526,443	684,689	—	4,211,132
Food Products	6,867,889	4,256,961	—	11,124,850
Internet & Direct Marketing Retail	—	1,442,258	—	1,442,258
Machinery	616,360	685,822	—	1,302,182
Metals & Mining	14,593,037	11,547,379	—	26,140,416
Oil, Gas & Consumable Fuels	7,664,322	5,169,996	—	12,834,318
Personal Products	1,417,179	—	—	1,417,179
Specialty Retail	1,269,701	—	—	1,269,701
Short Term Securities:
Money Market Funds	2,571,252	—	—	2,571,252
U.S. Treasury Obligations	—	62,984,348	—	62,984,348

Subtotal	$43,652,972	$91,159,571	$—	$134,812,543

Investments Valued at NAV(a)				5,096,845

Total Investments				$139,909,388

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Commodity contracts	$—	$610,944	$—	$610,944
Liabilities:
Commodity contracts	—	(6,531,249)	—	(6,531,249)

	$—	$(5,920,305)	$—	$(5,920,305)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

5